UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31st

Date of reporting period: FEBRUARY 29, 2016    (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Managers Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments (unaudited)

February 29, 2016

	Shares	Value
Common Stocks - 97.3%
Consumer Discretionary - 14.3%
Beazer Homes USA, Inc.*	19,876	$145,492
Big 5 Sporting Goods Corp.	23,909	327,553
Big Lots, Inc.	6,972	282,017
Callaway Golf Co.	33,739	299,940
Career Education Corp.*	60,323	152,014
Cavco Industries, Inc.*	5,307	430,610
Cherokee, Inc.*	21,420	364,568
Destination XL Group, Inc.*	54,443	242,271
EVINE Live, Inc.*	60,205	30,650
Five Below, Inc.*,1	8,493	325,707
Nautilus, Inc.*	26,722	451,335
Shoe Carnival, Inc.	12,985	306,056
Strattec Security Corp.	4,585	235,852
Strayer Education, Inc.*	6,185	279,129
Total Consumer Discretionary		3,873,194
Consumer Staples - 3.3%
Central Garden and Pet Co., Class A*	16,447	222,528
The Hain Celestial Group, Inc.*	4,816	178,048
PURE Bioscience, Inc.*	141,140	173,602
SunOpta, Inc.*	52,826	322,767
Total Consumer Staples		896,945
Energy - 3.4%
Alon USA Energy, Inc.[1]	21,883	215,766
Ardmore Shipping Corp.	32,301	259,700
Matador Resources Co.*,1	14,917	240,760
Tsakos Energy Navigation, Ltd.	32,861	194,537
Total Energy		910,763
Financials - 7.2%
Argo Group International Holdings, Ltd.	6,543	364,641
Atlas Financial Holdings, Inc.*	18,818	338,159
AV Homes, Inc.*	23,563	235,159
Banc of California, Inc.	27,037	414,477
Evercore Partners, Inc., Class A	5,978	278,993
Stewart Information Services Corp.	9,326	314,753
Total Financials		1,946,182
Health Care - 20.9%
Acadia Healthcare Co., Inc.*	6,915	383,160
Albany Molecular Research, Inc.*,1	24,452	360,423
AtriCure, Inc.*	22,075	365,783

	Shares	Value
AxoGen, Inc.*	62,101	$322,925
BioTelemetry, Inc.*	20,679	249,389
Cutera, Inc.*	31,762	375,744
DexCom, Inc.*	4,369	284,247
Genesis Healthcare, Inc.*	63,397	112,847
Harvard Bioscience, Inc.*	76,149	209,410
ICON PLC*	6,385	454,357
Insulet Corp.*	8,598	263,443
Neogen Corp.*	5,941	292,594
NxStage Medical, Inc.*	14,984	223,262
Pacific Biosciences of California, Inc.*	22,014	182,496
Pernix Therapeutics Holdings, Inc.*	32,208	70,858
Supernus Pharmaceuticals, Inc.*	36,886	462,550
Tandem Diabetes Care, Inc.*,1	27,725	247,862
Teligent, Inc.*	29,106	170,270
Trinity Biotech PLC, Sponsored ADR*	20,427	200,389
Vocera Communications, Inc.*	30,715	425,403
Total Health Care		5,657,412
Industrials - 12.7%
Builders FirstSource, Inc.*,1	23,567	186,886
Knoll, Inc.	16,707	319,104
Korn/Ferry International	12,814	364,174
LSI Industries, Inc.	44,501	480,611
Manitex International, Inc.*	29,592	150,919
Matson, Inc.	9,637	386,347
PowerSecure International, Inc.*,1	23,234	432,152
Primoris Services Corp.	16,916	361,326
Radiant Logistics, Inc.*	41,125	130,366
Sterling Construction Co., Inc.*	29,185	157,599
WageWorks, Inc.*	5,972	287,671
Willdan Group, Inc.*	23,319	183,754
Total Industrials		3,440,909
Information Technology - 32.7%
A10 Networks, Inc.*	44,838	276,202
Applied Micro Circuits Corp.*	44,804	258,967
Autobytel, Inc.*	16,788	322,330
Barracuda Networks, Inc.*,1	10,900	140,174
Brightcove, Inc.*	48,784	292,704
Callidus Software, Inc.*	23,643	324,618
Cardtronics, Inc.*	10,947	369,133
ChannelAdvisor Corp.*	23,866	253,696

AMG Managers Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 32.7% (continued)
DSP Group, Inc.*	33,723	$291,030
Gigamon, Inc.*	16,536	452,590
GSI Group, Inc.*	23,557	303,179
The Hackett Group, Inc.	34,791	483,595
HubSpot, Inc.*,1	6,529	271,998
Lionbridge Technologies, Inc.*	46,482	204,986
LogMeln, Inc.*	7,684	391,116
Mattersight Corp.*	43,553	220,378
Mitek Systems, Inc.*	52,814	273,048
MobileIron, Inc.*	81,063	273,182
Model N, Inc.*	28,372	292,799
Oclaro, Inc.*,1	96,507	473,849
PFSweb, Inc.*	37,750	487,730
Proofpoint, Inc.*,1	4,798	224,738
RingCentral, Inc., Class A*	15,623	289,026
Sigma Designs, Inc.*	47,165	324,495
Silver Spring Networks, Inc.*	36,965	462,063
Telenav, Inc.*	50,200	299,192
TubeMogul, Inc.*,1	26,138	335,612
USA Technologies, Inc.*	69,880	277,424
Total Information Technology		8,869,854
Materials - 2.8%
Codexis, Inc.*	69,289	281,313
Ferroglobe PLC	20,494	161,083
U.S. Concrete, Inc.*	5,937	319,114
Total Materials		761,510
Total Common Stocks (cost $24,398,903)		26,356,769

Rights - 0.0%#
DYAX Corp., escrow* (cost $0)	10,896	109

	Principal Amount	Value
Short-Term Investments - 9.8%
Repurchase Agreements - 7.7%[2]
Bank of Nova Scotia, dated 02/29/16, due 03/01/16, 0.300%, total to be received $84,533 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.125%, 03/15/16 - 09/09/49, totaling $86,223)	$84,532	$84,532
ING Financial Markets, LLC, dated 02/29/16, due 03/01/16, 0.300%, total to be received $1,000,008 (collateralized by various U.S. Government Agency Obligations, 1.783% - 6.260%, 12/01/19 - 12/01/45, totaling $1,020,006)	1,000,000	1,000,000
Nomura Securities International, Inc., dated 02/29/16, due 03/01/16, 0.320%, total to be received $1,000,009 (collateralized by various U.S. Government Agency Obligations, 1.000% - 9.500%, 09/30/16 - 01/20/66 totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		2,084,532

	Shares
Other Investment Companies - 2.1%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.38%	568,427	568,427
Total Short-Term Investments (cost $2,652,959)		2,652,959
Total Investments - 107.1% (cost $27,051,862)		29,009,837
Other Assets, less Liabilities - (7.1)%		(1,932,012)
Net Assets - 100.0%		$27,077,825

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $27,390,045 for federal income tax purposes at February 29, 2016, the aggregate gross unrealized appreciation and depreciation were $4,828,342 and $3,208,550, respectively, resulting in net unrealized appreciation of investments of $1,619,792.

*	Non-income producing security
#	Rounds to less than 0.1%.
[1]	Some or all of these shares, amounting to a market value of $1,989,666, or 7.3% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the February 29, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Notes to Schedule of Portfolio Investments (continued)

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of February 29, 2016:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments in Securities
Common Stocks†	$26,356,769	—	—	$26,356,769
Rights	—	—	$109	109
Short-Term Investments
Repurchase Agreements	—	$2,084,532	—	2,084,532
Other Investment Companies	568,427	—	—	568,427

Total Investments in Securities	$26,925,196	$2,084,532	$109	$29,009,837

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of February 29, 2016, the Fund had no transfers between levels from the beginning of the reporting period.

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	April 13, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	April 13, 2016

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date:	April 13, 2016